Shareholder Report	12 Months Ended	64 Months Ended	92 Months Ended
	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GROWTH FUNDS, INC.
Entity Central Index Key	0001353176
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000033214 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	Investor Class
Trading Symbol	ACFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund Investor Class returned 25.97% for the reporting period ended July 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	The surge of investor interest in companies tied to the build-out of artificial intelligence infrastructure was a significant driver of U.S. stock market performance during the period. In this environment, the fund’s positions in the information technology sector contributed the most to results. Key holdings included semiconductor stocks NVIDIA and Monolithic Power Systems.
•	Health care was an area of strength. Innovation and new drug and device approvals are running near all-time highs. This includes breakthrough treatments for diabetes, obesity and Alzheimer’s disease approved in recent years. Regeneron Pharmaceuticals was a leading contributor and a good example of these trends, reporting positive clinical trial data and FDA approvals.
•	Stock selection detracted from performance in the industrials sector. Paylocity Holding, a payroll and human resources software provider, was the leading detractor after issuing disappointing results and guidance in late 2023. Finance and human resource-related software stocks generally faced a difficult environment as high interest rates and economic uncertainty weighed on corporate spending.
•	In the financials sector, positioning among financial services firms hurt. We prefer companies benefiting from the secular trend toward the electronification/digitization of payments. However, Block (formerly Square), Adyen and Mastercard underperformed amid worries about a global economic slowdown, higher interest rates and the financial health of the consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	25.97%	15.62%	14.74%
Regulatory Index
Russell 1000	21.50%	14.59%	12.86%
Performance Index
Russell 1000 Growth	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,722,711,507	$ 1,722,711,507	$ 1,722,711,507
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 8,964,788
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	(0.3)%	Interactive Media and Services	12%
		Broadline Retail	11%
		Biotechnology	10%

C000033215 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	I Class
Trading Symbol	ACFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund I Class returned 26.22% for the reporting period ended July 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	The surge of investor interest in companies tied to the build-out of artificial intelligence infrastructure was a significant driver of U.S. stock market performance during the period. In this environment, the fund’s positions in the information technology sector contributed the most to results. Key holdings included semiconductor stocks NVIDIA and Monolithic Power Systems.
•	Health care was an area of strength. Innovation and new drug and device approvals are running near all-time highs. This includes breakthrough treatments for diabetes, obesity and Alzheimer’s disease approved in recent years. Regeneron Pharmaceuticals was a leading contributor and a good example of these trends, reporting positive clinical trial data and FDA approvals.
•	Stock selection detracted from performance in the industrials sector. Paylocity Holding, a payroll and human resources software provider, was the leading detractor after issuing disappointing results and guidance in late 2023. Finance and human resource-related software stocks generally faced a difficult environment as high interest rates and economic uncertainty weighed on corporate spending.
•	In the financials sector, positioning among financial services firms hurt. We prefer companies benefiting from the secular trend toward the electronification/digitization of payments. However, Block (formerly Square), Adyen and Mastercard underperformed amid worries about a global economic slowdown, higher interest rates and the financial health of the consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.22%	15.85%	14.97%
Regulatory Index
Russell 1000	21.50%	14.59%	12.86%
Performance Index
Russell 1000 Growth	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,722,711,507	$ 1,722,711,507	$ 1,722,711,507
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 8,964,788
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	(0.3)%	Interactive Media and Services	12%
		Broadline Retail	11%
		Biotechnology	10%

C000033216 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	A Class
Trading Symbol	ACFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.11%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund A Class returned 25.63% for the reporting period ended July 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	The surge of investor interest in companies tied to the build-out of artificial intelligence infrastructure was a significant driver of U.S. stock market performance during the period. In this environment, the fund’s positions in the information technology sector contributed the most to results. Key holdings included semiconductor stocks NVIDIA and Monolithic Power Systems.
•	Health care was an area of strength. Innovation and new drug and device approvals are running near all-time highs. This includes breakthrough treatments for diabetes, obesity and Alzheimer’s disease approved in recent years. Regeneron Pharmaceuticals was a leading contributor and a good example of these trends, reporting positive clinical trial data and FDA approvals.
•	Stock selection detracted from performance in the industrials sector. Paylocity Holding, a payroll and human resources software provider, was the leading detractor after issuing disappointing results and guidance in late 2023. Finance and human resource-related software stocks generally faced a difficult environment as high interest rates and economic uncertainty weighed on corporate spending.
•	In the financials sector, positioning among financial services firms hurt. We prefer companies benefiting from the secular trend toward the electronification/digitization of payments. However, Block (formerly Square), Adyen and Mastercard underperformed amid worries about a global economic slowdown, higher interest rates and the financial health of the consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	25.63%	15.33%	14.46%
A Class - with sales charge	18.41%	13.97%	13.79%
Regulatory Index
Russell 1000	21.50%	14.59%	12.86%
Performance Index
Russell 1000 Growth	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,722,711,507	$ 1,722,711,507	$ 1,722,711,507
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 8,964,788
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	(0.3)%	Interactive Media and Services	12%
		Broadline Retail	11%
		Biotechnology	10%

C000033217 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R Class
Trading Symbol	ACFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$153	1.36%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R Class returned 25.34% for the reporting period ended July 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	The surge of investor interest in companies tied to the build-out of artificial intelligence infrastructure was a significant driver of U.S. stock market performance during the period. In this environment, the fund’s positions in the information technology sector contributed the most to results. Key holdings included semiconductor stocks NVIDIA and Monolithic Power Systems.
•	Health care was an area of strength. Innovation and new drug and device approvals are running near all-time highs. This includes breakthrough treatments for diabetes, obesity and Alzheimer’s disease approved in recent years. Regeneron Pharmaceuticals was a leading contributor and a good example of these trends, reporting positive clinical trial data and FDA approvals.
•	Stock selection detracted from performance in the industrials sector. Paylocity Holding, a payroll and human resources software provider, was the leading detractor after issuing disappointing results and guidance in late 2023. Finance and human resource-related software stocks generally faced a difficult environment as high interest rates and economic uncertainty weighed on corporate spending.
•	In the financials sector, positioning among financial services firms hurt. We prefer companies benefiting from the secular trend toward the electronification/digitization of payments. However, Block (formerly Square), Adyen and Mastercard underperformed amid worries about a global economic slowdown, higher interest rates and the financial health of the consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.34%	15.05%	14.17%
Regulatory Index
Russell 1000	21.50%	14.59%	12.86%
Performance Index
Russell 1000 Growth	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,722,711,507	$ 1,722,711,507	$ 1,722,711,507
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 8,964,788
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	(0.3)%	Interactive Media and Services	12%
		Broadline Retail	11%
		Biotechnology	10%

C000174988 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R6 Class
Trading Symbol	ACFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R6 Class returned 26.40% for the reporting period ended July 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	The surge of investor interest in companies tied to the build-out of artificial intelligence infrastructure was a significant driver of U.S. stock market performance during the period. In this environment, the fund’s positions in the information technology sector contributed the most to results. Key holdings included semiconductor stocks NVIDIA and Monolithic Power Systems.
•	Health care was an area of strength. Innovation and new drug and device approvals are running near all-time highs. This includes breakthrough treatments for diabetes, obesity and Alzheimer’s disease approved in recent years. Regeneron Pharmaceuticals was a leading contributor and a good example of these trends, reporting positive clinical trial data and FDA approvals.
•	Stock selection detracted from performance in the industrials sector. Paylocity Holding, a payroll and human resources software provider, was the leading detractor after issuing disappointing results and guidance in late 2023. Finance and human resource-related software stocks generally faced a difficult environment as high interest rates and economic uncertainty weighed on corporate spending.
•	In the financials sector, positioning among financial services firms hurt. We prefer companies benefiting from the secular trend toward the electronification/digitization of payments. However, Block (formerly Square), Adyen and Mastercard underperformed amid worries about a global economic slowdown, higher interest rates and the financial health of the consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2016, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	26.40%	16.03%	19.21%	12/1/16
Regulatory Index
Russell 1000	21.50%	14.59%	14.50%	—
Performance Index
Russell 1000 Growth	26.94%	18.41%	18.97%	—

Performance Inception Date			Dec. 01, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,722,711,507	$ 1,722,711,507	$ 1,722,711,507
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 8,964,788
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	(0.3)%	Interactive Media and Services	12%
		Broadline Retail	11%
		Biotechnology	10%

C000212516 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	G Class
Trading Symbol	ACFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund G Class returned 27.04% for the reporting period ended July 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	The surge of investor interest in companies tied to the build-out of artificial intelligence infrastructure was a significant driver of U.S. stock market performance during the period. In this environment, the fund’s positions in the information technology sector contributed the most to results. Key holdings included semiconductor stocks NVIDIA and Monolithic Power Systems.
•	Health care was an area of strength. Innovation and new drug and device approvals are running near all-time highs. This includes breakthrough treatments for diabetes, obesity and Alzheimer’s disease approved in recent years. Regeneron Pharmaceuticals was a leading contributor and a good example of these trends, reporting positive clinical trial data and FDA approvals.
•	Stock selection detracted from performance in the industrials sector. Paylocity Holding, a payroll and human resources software provider, was the leading detractor after issuing disappointing results and guidance in late 2023. Finance and human resource-related software stocks generally faced a difficult environment as high interest rates and economic uncertainty weighed on corporate spending.
•	In the financials sector, positioning among financial services firms hurt. We prefer companies benefiting from the secular trend toward the electronification/digitization of payments. However, Block (formerly Square), Adyen and Mastercard underperformed amid worries about a global economic slowdown, higher interest rates and the financial health of the consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	27.04%	16.61%	16.69%	4/1/19
Regulatory Index
Russell 1000	21.50%	14.59%	14.58%	—
Performance Index
Russell 1000 Growth	26.94%	18.41%	18.38%	—

Performance Inception Date		Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,722,711,507	$ 1,722,711,507	$ 1,722,711,507
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 8,964,788
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	(0.3)%	Interactive Media and Services	12%
		Broadline Retail	11%
		Biotechnology	10%